Note 11 - Related Party Transactions (Details Textual) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 01, 2019	Dec. 28, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Repurchase of Shares in Conjunction with License Agreement, Value				$ 144,639
Revenue Share, Percent			30.00%	30.00%
Due to Related Parties, Current, Total			$ 69,237	$ 187,932	$ 100,115
Games Revenue Share and Stock Repurchase Agreement [Member]
Revenue Share, Percent	40.00%
Software Development Expenses [Member]
Due to Related Parties, Current, Total			29,100	43,293	$ 100,115
TapGames [Member] | Games Revenue Share and Stock Repurchase Agreement [Member]
Repurchase of Shares in Conjunction with License Agreement, Shares		7,646,446
Repurchase of Shares in Conjunction with License Agreement, Price Per Share		$ 0.02
Repurchase of Shares in Conjunction with License Agreement, Value		$ 144,639
Revenue Share, Percent	60.00%
Due to Related Parties, Total			35,137	144,639
Board of Directors [Member] | Quarterly Independent Director Fees [Member]
Due to Related Parties, Current, Total			$ 5,000	$ 15,000